BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Biological Assets [Abstract]
Disclosure of information about agricultural produce [text block]	The average crop age by species and country is:
	Chile	Argentina	Brazil	Uruguay
Pine	24	15	15	-
Eucalyptus	12	10	7	10

Disclosure of changes in fair value measurement due to change in significant inputs used [Text block]
The following table sets forth changes in fair value of biological assets considering variations in significant assumptions considered in calculating the fair value of the assets:

		ThU.S.$
Discount rate	0,5	(98,304)
	-0,5	103,444
Margins (%)	10	370,058
	-10	(370,058)

Disclosure of detailed information about current and noncurrent biological assets [Text Block]
As of the date of these consolidated financial statements, the Current and Non-current biological assets are as follows:

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Current	307,796	306,117
Non-current	3,459,146	3,592,874
Total	3,766,942	3,898,991

Disclosure of reconciliation of changes in biological assets [text block]
Reconciliation of carrying amount of biological assets

12-31-2017
Movement	ThU.S.$
Opening Balance	3,898,991
Changes in Biological Assets
Additions through acquisition and costs of new plantations	182,322
Increase due to non-cash capital distribution from Vale do Corisco S.A. (see Note 15)	127,927
Sales	(5,289)
Harvest	(341,108)
Gain (losses) arising from changes in fair value less costs to sale	83,031
Increases (decreases) in Foreign Currency Translation	(5,792)
Loss of forest due to fires	(173,139)
Other Increases (decreases)	(1)
Total Changes	(132,049)
Closing Balance	3,766,942

12-31-2016
Movement	ThU.S.$
Opening Balance	3,826,597
Changes in Biological Assets
Additions through acquisition and costs of new plantations	137,439
Sales	(1,351)
Harvest	(326,494)
Gain (losses) arising from changes in fair value less costs to sale	208,562
Increases (decreases) in Foreign Currency Translation	69,068
Loss of forest due to fires	(15,193)
Other Increases (decreases)	363
Total Changes	72,394
Closing Balance	3,898,991